COMMITMENTS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Contractual commitments [Line Items]
Contractual capital commitments	$ 72.5	$ 27.2
2020
Contractual commitments [Line Items]
Contractual capital commitments	$ 72.3	$ 26.9